Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

4. Notes Payable

On May 9, 2017, we had a $50,000 note payable outstanding to our CEO, and control stockholder. The balance is due on demand and accrues interest at 8% per annum.

On November 3, 2017, the Company entered into an investment agreement (the “Investment Agreement”) with Tangiers Global LLC (“Tangiers”) pursuant to which the Company agreed to file a registration statement with the SEC registering the shares underlying the Investment Agreement, which permitted the Company to “put” up to ten million dollars ($10,000,000) in shares of our Common Stock to Tangiers over a period of up to thirty-six (36) months or until $10,000,000 of such shares have been put (the “Registration Statement”).

On November 9, 2017, the Company executed a 10% fixed convertible promissory note payable to Tangiers in the principal amount of $330,000. This note, due six months from the date of funding, was funded by Tangiers in the initial sum of $150,000 on November 15, 2017 and $150,000 on December 19, 2017. The note is convertible into shares of Common Stock at a conversion price of $1.25 per share if converted within seven and one half months, or thereafter the conversion price shall be equal to the lower of (i) the fixed price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock during the twenty (20) trading days prior to which the Holder elects to convert all or part of the note and holder gives notice of conversion to the Company and its transfer agent. Tangiers converted $198,724 including principal and interest on its convertible promissory notes into 362,043 shares on July 10, 2018 at a conversion price of $0.50 and $82,500 of principal and interest on its convertible promissory notes into 198,317 shares on June 25, 2018 at a conversion price of $1.25.

In connection with the Company’s Investment Agreement with Tangiers, the Company issued Tangiers a commitment fee note in the amount of $75,000, bearing interest rate of 10% which was due on June 24, 2018. The commitment fee note had a conversion price of $1.25, but in case of maturity default, the conversion price was subject to adjustment to a price equal to the lower of: (i) the conversion price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock during the twenty (20) trading days prior to Tangiers notice to convert all or part of this $75,000 note.

On September 14, 2018, Tangiers elected to convert $75,000 in the principal amount of the commitment fee note into 490,998 shares of Common Stock, based upon a default conversion price of $0.15

The Tangiers fixed convertible promissory notes payable and the commitment fee note are guaranteed an interest payment of 10% of the beginning note balance. As such, the Company had to immediately expense the balances during 2017.

On November 1, 2017, the Company executed an 8% fixed convertible promissory note payable to Crossover Capital Fund I, LLC in the principal amount of $115,000. The note is due eight months from the date as mentioned above. The note is convertible into shares of Common Stock at a conversion price of $1.30 per share if converted within 8 months, or thereafter the conversion price shall be equal to the lower of (i) the fixed price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock as reported on the National Quotations Bureau OTC market on which the Company’s shares are traded, for the twenty (20) prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. As of September 30, 2018, $5,369 in interest was expensed during the nine months ended September 30, 2018. The note has been fully converted into 525,815 Shares of common stock as of September 30, 2018, based upon an average conversion price of $0.28.

On July 27, 2018, the Company executed an 8% fixed back-end convertible promissory note payable to Crossover Capital Fund I, LLC in the principal amount of $115,000. The note is due eight months from the date as mentioned above. The note is convertible into shares of Common Stock at a conversion price of $1.3 per share if converted within 5 months, or thereafter the conversion price shall be equal to the lower of (i) the fixed price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock as reported on the National Quotations Bureau OTC market on which the Company’s shares are traded, for the twenty (20) prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. As of September 30, 2018, $1,638 in interest was expensed during the nine months ended September 30, 2018.

On January 12, 2018, the Company issued a 12% fixed convertible promissory note payable to Power Up Lending, LLC in the principal amount of $153,000, which note was is due on July 12, 2018. The note was convertible into shares of Common Stock at a conversion price of $1.75 per share, subject to adjustment based upon the terms of the note including, among others, default in payment at maturity or a formula based upon a discount from the trading price of the Company’s shares during a period prior to notice of conversion. As of September 30, 2018, $13,129 in interest was expensed during the nine months ended September 30, 2018. The note has been fully converted to common stock as of September 30, 2018 into 478,533 shares of common stock, based upon an average conversion price of $0.36 per share.

On March 7, 2018, the Company executed an 12% fixed convertible promissory note payable to Power Up Lending, LLC in the principal amount of $63,000. The note was due on September 7, 2018 and was convertible into shares of Common Stock at a conversion price of $1.75 per share, subject to adjustment based upon the terms of the note. As of September 30, 2018, $4,018 in interest was expensed during the nine months ended September 30, 2018. The note has been fully converted into 352,782 shares of Common Stock as of September 30, 2018, at an average price of $0.24.

On May 1, 2018, the Company executed an 12% fixed convertible promissory note payable to Power Up Lending, LLC in the principal amount of $53,000, which note was due on November 1, 2018. The note is convertible into shares of Common Stock at a conversion price of $1.75 per share, subject to adjustment based upon the terms of the note. As of September 30, 2018, $2,650 in interest was expensed during the nine months ended September 30, 2018.

On July 30, 2018, the Company executed an 12% fixed convertible promissory note payable to Power Up Lending, LLC in the principal amount of $53,000. The note is due on May 15, 2019 and is convertible into shares of Common Stock at a conversion price of $1.75 per share, subject to adjustment based upon the terms of the note. As of September 30, 2018, $1,080 in interest was expensed during the nine months ended September 30, 2018.

On September 11, 2018, the Company executed an 12% fixed convertible promissory note payable to Power Up Lending, LLC in the principal amount of $53,000. The note is due on June 30, 2019. The note is convertible into shares of Common Stock at a conversion price of $1.75 per share. As of September 30, 2018, $331 in interest was expensed during the nine months ended September 30, 2018.

On June 13, 2018, the Company executed an 10% convertible promissory note payable to Crown Bridge Partners in the principal amount of $75,000. The note is due on June 13, 2019. As of September 30, 2018, $2,240 in interest was expensed during the nine months ended September 30, 2018. On August 21, 2018, the Company executed an 10% convertible promissory note payable to Crown Bridge Partners in the principal amount of $25,000. The note is due on August 21, 2019. As of September 30, 2018, $274 in interest was expensed during the nine months ended September 30, 2018.

On July 19, 2018, the Company executed an 10% convertible promissory note payable to GS Capital in the principal amount of $125,000. The note is due on July 19, 2019. As of September 30, 2018, $2,446 in interest was expensed during the nine months ended September 30, 2018.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the initial conversion terms of the fixed convertible notes and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was lower than the quoted market price at the time of the issuance. As of September 30, 2018, the Company recognized amortization expenses of $39,655 on the discount created during the twelve month-period ended December 31, 2017.

For the nine months ended September 30, 2018, the Company has recognized $36,185 in interest expense related to the notes as described above. In addition, during the three and nine-month periods ended September 30, 2018, the Company recognized a loss on debt conversion of $1,270,417 and $1,396,433, respectively.

4. Notes Payable

On May 9, 2017, we had a $50,000 note payable outstanding to our CEO and control shareholder. The balance is due on demand and accrues interest at 8% per annum. As of December 31, 2017, $2,586 in accrued interest was due and was expensed during the twelve-months ended December 31, 2017.

During the twelve months ended December 31, 2017, the Company agreed to convert $100,000 in debt into 200,000 shares of common stock and 200,000 warrants. The debt was non-convertible, and the borrowings took place on May 7, 2017, but were subsequently fully converted on May 23, 2017. As a result, the Company incurred a loss of $396,007 in connection with the shares issued, and a loss of $138,007 in connection with the warrants issued, which was recorded as additional paid-in capital.

In connection with the Company’s investment agreement with Crown Global as discussed throughout the report, the Company issued a commitment fee note payable of $75,000 to Crown. The commitment fee notebears an interest rate of 10% and is due on June 17, 2018. The note has conversion price of $1.25, but in case of maturity default, the conversion price shall be equal to the lower of (i) the conversion price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock during the twenty (20) trading days prior to which the Holder elects to convert all or part of the note and holder gives notice of conversion to the Company and its transfer agent.

On November 9, 2017, the Company executed a 10% fixed convertible promissory note payable to Crown Global LLC in the principal amount of $330,000. The note, which is due seven and one halfmonths from the date of funding, was funded by the investor in the initial sum of $150,000 on November 15, 2017 and $150,000 on December 19, 2017. The note is convertible into shares of Common Stock at a conversion price of $1.25 per share if converted within seven and one half months, or thereafter the conversion price shall be equal to the lower of (i) the fixed price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock during the twenty (20) trading days prior to which the Holder elects to convert all or part of the note and holder gives notice of conversion to the Company and its transfer agent.

On November 1, 2017, the Company executed an 8% fixed convertible promissory note payable to Crossover Capital Fund I, LLC in the principal amount of $115,000. The note is due eight months from the date as mentioned above. The note is convertible into shares of Common Stock at a conversion price of $1.3 per share if converted within 8 months, or thereafter the conversion price shall be equal to the lower of (i) the fixed price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock as reported on the National Quotations Bureau OTC market on which the Company’s shares are traded, for the twenty (20) prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent.

The Tangiers Global fixed convertible promissory notes payable and the commitment fee note are guaranteed an interest payment of 10% of the beginning note balance. As such, the Company had to immediately expense the balances during 2017.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the initial conversion terms of the fixed convertible notes and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was lower than the quoted market price at the time of the issuance. As of December 31, 2017, the Company recognized a $51,638 BCF, and amortization expenses of $11,983 on the discount.

For the year ended December 31, 2017, the Company has recognized $44,851 in interest expense related to the notes as described above.